Label	Element	Value
Institutional Class | Constellation Software, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.10%
Institutional Class | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.30%
Institutional Class | KKR & Co., Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.10%
Institutional Class | Moody's Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.40%
Institutional Class | Visa, Inc. - Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.70%
Institutional Class | Brookfield Corp. - Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.40%
Institutional Class | O'Reilly Automotive, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.70%
Institutional Class | Roper Technologies, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.40%
Institutional Class | CoStar Group, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Institutional Class | Topicus.com, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.40%
Institutional Class | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	49.00%
Institutional Class | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.90%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.20%
Institutional Class | Real Estate [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.50%
Institutional Class | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%